Earnings per share	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings per share

34.	Earnings per share

(a)       Basic

Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the year.

	2023	2022	2021

Income attributable to the shareholders of the company	2,837,422	1,670,755	2,957,174

Weighted average number of shares issued (thousands)	2,420,710	2,419,961	2,420,314

Basic earnings per share (in R$)	1.17	0.69	1.22

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding to assume the conversion of all potential dilutive shares.

	2023	2022	2021

Income attributable to the shareholders of the company	2,837,422	1,670,755	2,957,174

Weighted average number of shares issued (thousands)	2,420,758	2,420,245	2,420,638

Diluted earnings per share (in R$)	1.17	0.69	1.22

The calculation of diluted earnings per share considered 47 thousand (284 thousand on December 31, 2022 and 324 thousand on December 31, 2021) shares related to the long-term incentive plan, as mentioned in Note 27.